Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease in net gain	$ 388	$ 203	$ 336
Amortization of net gain			1
Total recognized in other comprehensive loss	$ 388	$ 203	$ 337